Early Deposit Mineral Stream Interests - Summary of Early Deposit Mineral Stream Interests (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure Of Mineral Stream Interests [line items]
Upfront Consideration Paid to Date	$ 29,500
Upfront Consideration to be Paid	329,000
Total Upfront Consideration	$ 358,500
Cotabambas [member]
Disclosure Of Mineral Stream Interests [line items]
Name of mine owner	Panoro
Location of Mine	Peru
Upfront Consideration Paid to Date	$ 7,000
Upfront Consideration to be Paid	133,000
Total Upfront Consideration	$ 140,000
Gold	25.00%
Silver	100.00%
Term of Agreement	Life of Mine
Toroparu [member]
Disclosure Of Mineral Stream Interests [line items]
Name of mine owner	Sandspring
Location of Mine	Guyana
Upfront Consideration Paid to Date	$ 15,500
Upfront Consideration to be Paid	138,000
Total Upfront Consideration	$ 153,500
Gold	10.00%
Silver	50.00%
Term of Agreement	Life of Mine
Kutcho [member]
Disclosure Of Mineral Stream Interests [line items]
Name of mine owner	Kutcho
Location of Mine	Canada
Upfront Consideration Paid to Date	$ 7,000
Upfront Consideration to be Paid	58,000
Total Upfront Consideration	$ 65,000
Gold	100.00%
Silver	100.00%
Term of Agreement	Life of Mine